Asbestos - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended								51 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 AUD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 AUD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 AUD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 AUD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 AUD ($)	Mar. 31, 2022 AUD ($)
Schedule Of Asbestos Claims [Line Items]
Percent of claims above actuarial expectations			1.00%	1.00%
Percent of claims compared to prior corresponding period			3.00%	3.00%
Percent of net cash outflows below actuarial expectations			1.00%	1.00%
Cash paid to AICF			$ 248.5		$ 153.3		$ 108.9		$ 715.9	$ 979.1
Secured standby loan facility maximum borrowing capacity			239.4						$ 239.4		$ 320.0
Restricted Cash and Investments
Schedule Of Asbestos Claims [Line Items]
Payment received in accordance with AFFA			$ 248.5	$ 328.2	$ 153.3	$ 220.9	$ 108.9	$ 156.7
Scenario, Forecast | AICF Funding
Schedule Of Asbestos Claims [Line Items]
Cash paid to AICF	$ 117.8	$ 157.5
Central Estimate – Discounted and Inflated
Schedule Of Asbestos Claims [Line Items]
Discounted actuarial estimate, potential period shift			2 years	2 years
Discounted actuarial estimate, potential percent increase			21.00%						21.00%		21.00%